Summary of Significant Accounting Policies - Additional Information (Detail)							1 Months Ended	12 Months Ended
	Mar. 15, 2021 USD ($)	Mar. 12, 2021 shares	Mar. 08, 2021 USD ($)	Mar. 03, 2021 USD ($) $ / shares shares	Oct. 05, 2020 USD ($) $ / shares shares	Feb. 01, 2019	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Number CompensationPlan $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Apr. 13, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Current liabilities								$ 56,000,000
Bank borrowings								$ 72,330,000
Common shares, par value | $ / shares								$ 0.01	$ 0.01
Repayment of outstanding loan principal								$ 54,870,000
Aggregate fair value of projects								$ 745,000,000
Fair market value of projects more than number of times of outstanding loans | Number								6
Cash and cash equivalents								$ 60,980,000	$ 130,218,000
Restricted cash, including security cash deposit								1,200,000
Security cash deposit								900,000
Short term investment								150,150,000	2,166,000
Investments in time deposits held in commercial banks									2,200,000
Accounts Receivable, Related Parties								4,000,000.0	1,000,000.0
Amounts receivable allowance incurred								$ 0	0
Lease of lands, maximum term								50 years
Estimated useful life of the real estate property held for sales type lease								37 years
Impairment of real estate recognized								$ 0	0
Impairment loss on long-lived asses								0	0	$ 0
Advertising and promotion expenses								$ 3,700,000	$ 3,900,000	300,000
Number of stock-based employee compensation plans | CompensationPlan								2
Maximum insurance coverage for deposits and foreign currency deposits										$ 76,787,000		¥ 500,000
Amount covered by deposit insurance regulation								$ 2,000,000.0
ASU No. 2019-12
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]								true
Change in Accounting Principle, Accounting Standards Update, Adoption Date								Dec. 15, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]								true
ASU No. 2020-01
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]								true
Change in Accounting Principle, Accounting Standards Update, Adoption Date								Dec. 15, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]								true
Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage									10.00%
More Than 10% Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration credit risk receivables									$ 0
Concentration of Credit Risk
Significant Accounting Policies [Line Items]
Cash and cash equivalents								$ 29,700,000
One Customer | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage								53.00%
Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives						47 years				20 years
Maximum
Significant Accounting Policies [Line Items]
Lease term percentage of remaining economic life of underlying asset								75.00%
Lease term of minimum lease payments percentage of fair value of underlying asset								90.00%
Maximum | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives								50 years
Minimum | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives								20 years
Towers 8 to 10 of Nam Tai Inno Park
Significant Accounting Policies [Line Items]
Cost of towers transferred								$ 53,700,000
Cost of towers recognized								21,800,000
Tower 2
Significant Accounting Policies [Line Items]
Cost of towers recognized								$ 1,900,000
Purchase Agreement
Significant Accounting Policies [Line Items]
Net proceeds from Private Placement					$ 171,000,000
Purchase Agreement | Greater Sail Limited
Significant Accounting Policies [Line Items]
Common stock shares issued and sold | shares					16,051,219
Purchase Agreement | West Ridge Investment Company Limited
Significant Accounting Policies [Line Items]
Common stock shares issued and sold | shares					2,603,366
Shares | Purchase Agreement
Significant Accounting Policies [Line Items]
Common shares, par value | $ / shares					$ 0.01
Private Placement | Purchase Agreement
Significant Accounting Policies [Line Items]
Common shares, par value | $ / shares					$ 9.15
Subsequent Event
Significant Accounting Policies [Line Items]
Bank borrowings											$ 123,000,000
Special meeting on significant uncertainties on ownership and governing	Apr. 26, 2021
Short-term investments redeemed and received from supply chain fund							$ 15,000,000
Received first installment of short term investment			$ 42,600,000
Subsequent Event | Demand Letter
Significant Accounting Policies [Line Items]
Repayment of outstanding loan principal	$ 123,000,000
Subsequent Event | Greater Sail Limited
Significant Accounting Policies [Line Items]
Arbitration payment in shares | shares		16,051,219		16,051,219
Arbitration payment price per share | $ / shares				$ 9.15
Arbitration repayable amount				$ 146,900,000
Subsequent Event | West Ridge Investment Company Limited
Significant Accounting Policies [Line Items]
Arbitration payment in shares | shares				2,603,366
Arbitration payment price per share | $ / shares				$ 9.15
Arbitration repayable amount				$ 23,800,000